Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On March 26, 2024, the Delaware corporation formerly known as “AgeX Therapeutics, Inc.” completed our previously announced merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of August 29, 2023 (the “Merger Agreement”), by and among AgeX Therapeutics, Inc., a Delaware corporation (“AgeX”), Canaria Transaction Corporation, an Alabama corporation and a wholly owned subsidiary of AgeX (“Merger Sub”), and Serina Therapeutics, Inc., an Alabama corporation (“Legacy Serina”), pursuant to which Merger Sub merged with and into Legacy Serina, with Legacy Serina surviving the merger as a wholly owned subsidiary of AgeX (the “Merger”). Additionally, on March 26, 2024, AgeX changed our name from “AgeX Therapeutics, Inc.” to “Serina Therapeutics, Inc.” (the “Company,” the “Combined Company,” “we,” “us,” or “our”).
Entity Registrant Name	SERINA THERAPEUTICS, INC.
Entity Central Index Key	0001708599
Entity Tax Identification Number	82-1436829
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Genome Way
Entity Address, Address Line Two	Suite 2001
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	601 Genome Way
Entity Address, Address Line Two	Suite 2001
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	(256)
Local Phone Number	327-9630
Contact Personnel Name	Steven Ledger